PRINCIPAL ACCOUNTING POLICIES - Summary financial information of the VIEs (Details) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2018 CNY (¥)
Financial information of the group's VIEs
Total assets	$ 27,028		¥ 162,240		¥ 185,830
Total liabilities	14,123		75,625		97,097
Cash and cash equivalents	3,131		18,243		21,530
Short-term investment	5,346		28,130		36,753
Accounts receivables	824		4,749		5,668
Prepayments and other current assets	1,390		6,173		9,557
Accounts payable	1,704		7,459		11,714
Other payables and accruals	851		5,098		5,854
Advance from customers	1,378		7,868		9,472
Net revenues	4,504	¥ 30,965	26,796	¥ 19,245
Cost of revenues	920	6,324	4,678	4,730
Net income	160	1,096	2,174	(1,624)
Net cash provided by operating activities	1,036	7,115	7,069	5,270
Net cash used in investing activities	(2,048)	(14,078)	(15,229)	(20,350)
Net cash provided by financing activities	$ 1,733	11,926	8,020	12,291
Variable interest entities
Financial information of the group's VIEs
Amount of registered capital and PRC statutory reserves of VIEs					1,400
Total assets			21,756		26,574
Less: Inter-company receivables			(1,570)		(5,228)
Total assets excluding inter-company			20,186		21,346
Total liabilities			19,282		23,405
Less: Inter-company payables			(12,114)		(14,117)
Total liabilities excluding inter-company			7,168		9,288
Cash and cash equivalents			6,600		7,200
Short-term investment			6,100		4,300
Accounts receivables			3,300		2,900
Prepayments and other current assets			1,900		3,600
Investments (non-current)			1,400		2,300
Accounts payable			3,300		3,400
Other payables and accruals			1,500		1,700
Advance from customers			1,100		2,300
Short-term debt			800		¥ 1,200
Net revenues		8,357	8,237	8,706
Cost of revenues		2,983	2,490	2,443
Net income		¥ 170	863	101
Revenues as a percent of total	27.00%	27.00%
Net income before the deduction of inter-company consulting fee charges		¥ 1,500	¥ 2,700	¥ 2,800
Service fees charged from affiliates as percentage of their total net income	88.50%	88.50%	68.30%	96.30%
Net cash provided by operating activities		¥ 591	¥ 1,232	¥ 7,191